Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business						Global Markets Business Group	Other	Total(1)
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total
	(in billions)
Fiscal year ended March 31, 2017:
Net revenue:	¥1,568.0	¥527.1	¥418.3	¥628.6	¥176.7	¥3,318.7	¥686.8	¥56.3	¥4,061.8
BK and TB(2):	817.0	446.9	275.6	(1.8)	72.7	1,610.4	491.5	88.6	2,190.5
Net interest income	482.0	143.8	107.3	(1.7)	—	731.4	291.0	199.4	1,221.8
Net fees	300.6	245.0	177.3	—	72.7	795.6	(8.2)	(98.8)	688.6
Other	34.4	58.1	(9.0)	(0.1)	—	83.4	208.7	(12.0)	280.1
Other than BK and TB	751.0	80.2	142.7	630.4	104.0	1,708.3	195.3	(32.3)	1,871.3
Operating expenses	1,234.1	290.0	236.0	435.8	114.7	2,310.6	217.4	162.3	2,690.3

Operating profit (loss)	¥333.9	¥237.1	¥182.3	¥192.8	¥62.0	¥1,008.1	¥469.4	¥(106.0)	¥1,371.5

Fiscal year ended March 31, 2018:
Net revenue:	¥1,584.3	¥522.6	¥378.6	¥666.3	¥190.4	¥3,342.2	¥565.2	¥10.7	¥3,918.1
BK and TB(2):	785.9	439.8	246.3	(3.5)	83.8	1,552.3	368.6	109.0	2,029.9
Net interest income	465.8	150.7	95.2	(3.4)	—	708.3	182.0	229.4	1,119.7
Net fees	288.4	233.2	153.1	—	83.8	758.5	(12.2)	(79.1)	667.2
Other	31.7	55.9	(2.0)	(0.1)	—	85.5	198.8	(41.3)	243.0
Other than BK and TB	798.4	82.8	132.3	669.8	106.6	1,789.9	196.6	(98.3)	1,888.2
Operating expenses	1,227.6	295.6	242.8	463.6	119.4	2,349.0	225.7	142.8	2,717.5

Operating profit (loss)	¥356.7	¥227.0	¥135.8	¥202.7	¥71.0	¥993.2	¥339.5	¥(132.1)	¥1,200.6

Fiscal year ended March 31, 2019:
Net revenue:	¥1,521.6	¥541.5	¥399.7	¥706.9	¥203.0	¥3,372.7	¥472.5	¥(32.8)	¥3,812.4
BK and TB(2):	738.6	421.6	266.6	(1.4)	93.2	1,518.6	303.9	38.5	1,861.0
Net interest income	460.4	152.1	113.6	(1.4)	—	724.7	183.1	237.4	1,145.2
Net fees	243.9	213.1	152.4	—	93.2	702.6	(14.2)	(67.5)	620.9
Other	34.3	56.4	0.6	—	—	91.3	135.0	(131.4)	94.9
Other than BK and TB	783.0	119.9	133.1	708.3	109.8	1,854.1	168.6	(71.3)	1,951.4
Operating expenses	1,222.8	291.8	247.0	486.5	124.6	2,372.7	221.3	146.1	2,740.1

Operating profit (loss)	¥298.8	¥249.7	¥152.7	¥220.4	¥78.4	¥1,000.0	¥251.2	¥(178.9)	¥1,072.3

Notes:

(1)	Prior period business segment information has been restated to reflect the transfer of corporate loan-related businesses of Mitsubishi UFJ Trust and Banking to MUFG Bank. In accordance with internal management accounting rules and practices, the transfer resulted in a decrease of the total operating profit by ¥24.3 billion and ¥23.5 billion for fiscal years ended March 31, 2017 and 2018, respectively.
(2)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	2017	2018	2019
	(in billions)
Operating profit:	¥1,372	¥1,201	¥1,072
Reversal of (provision for) credit losses	(254)	241	(34)
Trading account profits (losses)—net	(880)	(287)	182
Equity investment securities gains (losses)—net	181	215	(305)
Debt investment securities gains (losses)—net	48	71	(3)
Foreign exchange gains (losses)—net	(110)	7	47
Equity in earnings of equity method investees—net	198	228	210
Impairment of goodwill	(7)	—	—
Impairment of intangible assets	(6)	(22)	(118)
Reversal of (provision for) off-balance sheet credit instruments	(107)	96	(38)
Other—net	(162)	(88)	(142)

Income before income tax expense	¥273	¥1,662	¥871